GENERAL (Details Textual) (USD $) In Thousands, unless otherwise specified			1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jul. 31, 2013 Subsequent Event [Member]
Nature Of Operations [Line Items]
Development Stage Enterprise, Deficit Accumulated During Development Stage	$ 9,319	$ 8,122
Proceeds from Issuance Initial Public Offering			$ 3,113